Nov. 24, 2015

Important Notice Regarding Change in ETF Name

SPDR® SERIES TRUST

SPDR® S&P 500 Fossil Fuel Free ETF

(the “Fund”)

Supplement dated August 25, 2016 to the Prospectus and Statement of Additional Information (“SAI”)

dated November 24, 2015, as supplemented

Effective August 31, 2016 (the “Effective Date”), the name of the Fund will be changed to “SPDR® S&P 500 Fossil Fuel Reserves Free ETF.”

Accordingly, as of the Effective Date, all references to “SPDR® S&P 500 Fossil Fuel Free ETF” in the Fund’s Prospectus and SAI are deleted and replaced with “SPDR® S&P 500 Fossil Fuel Reserves Free ETF.” In addition, the following changes are made to the Fund’s Prospectus:

1)	The third paragraph of the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” on page 2 of the Prospectus is deleted and replaced as follows:

The Index is designed to measure the performance of companies in the S&P 500 Index that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production. The Index is a subset of the S&P 500 Index (the “Underlying Index”), which serves as the initial universe of eligible securities for the Index. In constructing the Index, the initial universe is screened in an effort to exclude companies with any ownership of fossil fuel reserves, including for third-party and in-house power generation, as determined by publicly available information, such as annual reports and other company publications.

2)	The name of the risk entitled “Fossil Fuel Free Ownership Risk” on page 3 of the Prospectus within the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” and on page 7 of the Prospectus within the section entitled “Additional Risk Information” is deleted and replaced with “Fossil Fuel Reserves Free Ownership Risk.”